FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
15.   FINANCIAL INSTRUMENTS
Fair Values
The carrying value and estimate fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

	2012	2012	2011	2011
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets:
Restricted cash and investments	13,066	13,066	20,862	20,862
Financial liabilities:
Term Notes	38,219	45,445	47,753	49,345

The estimated fair value of financial assets and liabilities are as follows:

	2012
(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	13,066	13,066	—	—
Financial liabilities:
Term Notes	38,219	—	38,219	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;
Restricted cash and investments - the carrying value is a reasonable estimate of fair value.
Term Notes - the estimated fair value of the 8.04% First Preferred Mortgage Term Notes is based on the market price achieved in the last significant trading of the Notes (level two per ASC Topic 820).
Concentrations of risk
The Company has no sources for the payment of the principal of, and the interest on, the Term Notes except for the restricted cash and investment accounts held by the Trustee. Accordingly, the Company's ability to pay debt service on the Term Notes is wholly dependent upon its financial condition, results of operation and cash flows from the Vessel's operation.

There is a concentration of credit risk with respect to restricted cash and investments to the extent that all of the amounts were invested with Bank of New York Mellon as of December 31, 2012.
In 2012, three customers (2011:  three customers) each accounted for 10 percent or more of freight revenues.